Recoverable Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for tax losses	R$ 6,759,632	R$ 6,518,288
Current	2,214,186	1,517,548
Non-current	4,545,446	5,000,740
ICMS And VAT Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	2,473,731	2,089,543
PIS And COFINS [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	2,040,746	2,461,807
IPI [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	1,177,941	1,094,466
INSS [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	422,163	485,096
Recoverable Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	683,051	437,103
Other Recoverable Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	102,951	90,136
Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses	R$ (140,951)	R$ (139,863)